Organization Basis of Presentation and Liquidity - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 Segment	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Number of operating segment	1	1
Accumulated deficit	$ (392,269,000)	$ (371,360,000)	$ (363,134,000)
Working capital	42,700,000	6,500,000
Shareholders' equity (deficit)	34,196,000	(1,441,000)	689,000	4,599,000
Cash, cash equivalents and short-term investments	$ 38,900,000